SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities
Trade accounts payable	$ 44,477	$ 126,569
Accrued liabilities		26,000
Accounts payable and accrued liabilities	$ 44,477	$ 152,569